TYPE:	13F-HR
PERIOD 06/30/2008
FILER
   CIK	1166385
   CCC	mhxtav#6
SUBMISSION - CONTACT
   NAME	S. Buccafusco
   PHONE 908-598-0909

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.): [] is a restatement.
				  [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tradition Capital Management, LLC
Address: 86 Summit Avenue
	 Summit, NJ 07901

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Sharon Buccafusco, Associate Compliance Officer
Phone:   908-598-0909


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     7780   111799 SH       Sole                    56823             54976
AT&T                           COM              00206R102      196     5815 SH       Sole                     3930              1885
Abbott Laboratories            COM              002824100     9579   180835 SH       Sole                    96920             83915
Adobe Systems                  COM              00724F101      580    14725 SH       Sole                     6250              8475
Akamai Tech                    COM              00971T101     4709   135351 SH       Sole                    71941             63410
Amdocs Limited                 COM              G02602103    11309   384411 SH       Sole                   207696            176715
American Express               COM              025816109      210     5588 SH       Sole                     2228              3360
Anadarko Petroleum             COM              032511107      243     3250 SH       Sole                     2450               800
Apache                         COM              037411105    10799    77693 SH       Sole                    38961             38732
Avery Dennison                 COM              053611109     2326    52939 SH       Sole                    28599             24340
BP PLC ADS                     COM              055622104     1631    23446 SH       Sole                    14097              9349
Barrick Gold Corp.             COM              067901108    13641   299810 SH       Sole                   161515            138295
Becton Dickinson               COM              075887109      378     4650 SH       Sole                     1350              3300
Bed Bath & Beyond              COM              075896100      380    13509 SH       Sole                     4359              9150
Berkshire Hathaway Class A     COM              084670108      241        2 SH       Sole                                          2
Berkshire Hathaway Class B     COM              084670207      782      195 SH       Sole                       67               128
Cadbury PLC                    COM              12721E102      211     4201 SH       Sole                     1449              2752
Chevron                        COM              166764100     1666    16805 SH       Sole                    10310              6495
Chubb Corp                     COM              171232101    14440   294636 SH       Sole                   152696            141940
Cisco Systems                  COM              17275R102      384    16528 SH       Sole                    11873              4655
Coca-Cola Company              COM              191216100     3307    63619 SH       Sole                    37659             25960
Coeur d'Alene Mines            COM              192108108     5272  1817805 SH       Sole                   950680            867125
Colgate-Palmolive              COM              194162103      762    11025 SH       Sole                     5025              6000
ConocoPhillips                 COM              20825C104    16064   170193 SH       Sole                    85186             85006
Danaher                        COM              235851102      201     2600 SH       Sole                     1000              1600
Devon Energy                   COM              25179M103      448     3732 SH       Sole                     2232              1500
Diamond Offshore Drilling      COM              25271C102     6476    46545 SH       Sole                    26335             20210
Digital Creative Dev CP        COM              25384B108        0    10000 SH       Sole                                      10000
E.I. DuPont de Nemour          COM              263534109      525    12230 SH       Sole                     5440              6790
Ecolab                         COM              278865100      434    10100 SH       Sole                     3550              6550
Emerson Electric               COM              291011104      454     9183 SH       Sole                     3468              5715
Encana                         COM              292505104      280     3075 SH       Sole                     2300               775
Exxon Mobil                    COM              30231G102     7089    80442 SH       Sole                    40447             39995
General Dynamics               COM              369550108      218     2588 SH       Sole                      388              2200
General Electric               COM              369604103     4691   175749 SH       Sole                    93689             82060
Goldman Sachs Group            COM              38141G104     7174    41018 SH       Sole                    21937             19081
Hain Celestial                 COM              405217100     7565   322187 SH       Sole                   161547            160640
Hansen Natural                 COM              411310105    11336   393321 SH       Sole                   220261            173060
IBM Corp                       COM              459200101      343     2896 SH       Sole                      756              2140
Illinois Tool Works            COM              452308109      447     9400 SH       Sole                     9400
Intel                          COM              458140100      292    13610 SH       Sole                    10710              2900
Interdigital Inc.              COM              45867G101     5962   245135 SH       Sole                   130730            114405
Interep Natl Radio Sales       COM              45866V109        0    10000 SH       Sole                    10000
Jacobs Engineering Group Inc   COM              469814107      212     2632 SH       Sole                     2632
Johnson & Johnson              COM              478160104    15810   245719 SH       Sole                   122986            122733
Kimberly-Clark                 COM              494368103    10597   177270 SH       Sole                    95955             81315
Marathon Oil Corp              COM              565849106    10804   208285 SH       Sole                   107093            101192
McDonald's                     COM              580135101      239     4251 SH       Sole                     2993              1258
Microsoft                      COM              594918104    12296   446980 SH       Sole                   239110            207870
Monsanto                       COM              61166W101      296     2340 SH       Sole                     2222               118
Nabors Ind Ltd                 COM              G6359F103     1389    28217 SH       Sole                    17555             10662
Newfield Exploration           COM              651290108      302     4625 SH       Sole                     2275              2350
Nike Inc- Cl 'B'               COM              654106103     3789    63567 SH       Sole                    36601             26966
Noble Energy                   COM              655044105      837     8322 SH       Sole                     5322              3000
Nokia Corporation              COM              654902204     7233   295220 SH       Sole                   159440            135780
Novartis AG-ADR                COM              66987V109    13458   244512 SH       Sole                   129532            114980
NutriSystem                    COM              67069d108     4623   326935 SH       Sole                   173425            153510
PPG Industries                 COM              693506107      293     5100 SH       Sole                     4550               550
Parker Hannifin                COM              701094104     6384    89510 SH       Sole                    45712             43798
PepsiCo                        COM              713448108     5872    92339 SH       Sole                    48289             44050
Pfizer                         COM              717081103       55     3168 SH       Sole                     2768               400
Portal Resources Ltd           COM              736114109        4    20000 SH       Sole                    20000
Proctor & Gamble               COM              742718109     1278    21018 SH       Sole                    14953              6065
Prudential Financial           COM              744320102    12676   212183 SH       Sole                   113525             98658
Questar Corporation            COM              748356102      101     1418 SH       Sole                     1418
Royal Dutch Shell PLC - ADR B  COM              780259107      529     6598 SH       Sole                     2879              3719
Sabine Royalty Trust           COM              785688102      619     9075 SH       Sole                     1375              7700
San Juan Royalty Trust         COM              798241105      231     5000 SH       Sole                      750              4250
Sanofi-Aventis                 COM              80105N105    11304   340170 SH       Sole                   182315            157855
Schering-Plough                COM              806605101    14589   740924 SH       Sole                   403289            337635
Schlumberger Ltd.              COM              806857108      368     3426 SH       Sole                     1501              1925
Smithtown Bancorp              COM              832449102      264    16233 SH       Sole                     8085              8148
Symantec Corporation           COM              871503108     2000   103365 SH       Sole                    58165             45200
Synchronoss Technologies Inc.  COM              87157B103     2044   226395 SH       Sole                   122120            104275
Tempur-Pedic Intl              COM              88023U101     3924   502435 SH       Sole                   256280            246155
Terex Corp                     COM              880779103     9589   186670 SH       Sole                    98405             88265
Teva Pharmaceutical            COM              881624209    12611   275353 SH       Sole                   144962            130391
Transocean                     COM              G90073100    10372    68065 SH       Sole                    35572             32493
Trinity Industries             COM              896522109     7532   217125 SH       Sole                   116205            100920
U.S. Bancorp                   COM              902973304     6897   247280 SH       Sole                   129925            117355
Unilever N.V.                  COM              904784709      442    15564 SH       Sole                     5480             10084
Union Pacific                  COM              907818108      152     2013 SH       Sole                      747              1266
United Technologies            COM              913017109      796    12900 SH       Sole                     9350              3550
Vasco Data Security Intl       COM              92230Y104     2587   245715 SH       Sole                   133055            112660
Vectren Corp.                  COM              92240G101      200     6419 SH       Sole                     6419
Verizon Communications         COM              92343V104      190     5363 SH       Sole                     4143              1220
Vodafone Group PLC ADS         COM              92857W209     9856   334567 SH       Sole                   176758            157809
Vulcan Materials Co. (Holding  COM              929160109      227     3790 SH       Sole                     1440              2350
Wal-Mart Stores                COM              931142103      916    16297 SH       Sole                     4337             11960
Walt Disney                    COM              254687106    12381   396833 SH       Sole                   214253            182580
Watts Water Technology         COM              942749102     3853   154730 SH       Sole                    81160             73570
Wyeth                          COM              983024100      398     8305 SH       Sole                     1905              6400
XTO Energy Inc.                COM              98385X106     6410    93558 SH       Sole                    48046             45512
Midcap SPDR Trust Series 1     COM              595635103      675 4538.561 SH       Sole                 4315.292           223.269
S&P 500 Index SPDR Trust Serie COM              78462F103     2067 16149.441 SH      Sole                13892.007          2257.434
Schwab International Index Fun COM              808509830      204 9430.382 SH       Sole                 9244.033           186.349
Schwab S&P 500 Index Fund      COM              808509855      320 16010.835 SH      Sole                15319.839           690.996
iShares MSCI EAFE Index Fund   COM              464287465     2083 30329.059 SH      Sole                25463.618          4865.440

/TEXT
/DOCUMENT
/SUBMISSION